RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
401(K) Plan
RELATED PARTY TRANSACTIONS
Schedule of ESOP holdings

	December 31,
	2025	2024
Number of Orange County Bancorp, Inc. shares	131,704	125,922
Percentage of Orange County Bancorp Inc. common stock owned by the ESOP	0.99%	1.10%
Cost bases of Orange County Bancorp Inc. common stock owned by the ESOP	$3,320,030	$1,303,763
Fair Value of Orange County Bancorp Inc. common stock owned by the ESOP	$3,760,136	$3,498,743